UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY DIVIDEND AND INCOME FUND

FORM N-Q

OCTOBER 31, 2005

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited)	October 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 62.7%
CONSUMER DISCRETIONARY - 2.9%
Media - 2.7%
75,000	Gannett Co. Inc.	$4,699,500
25,000	Meredith Corp.	1,247,500
424,000	Walt Disney Co.	10,332,880

	Total Media	16,279,880

Specialty Retail - 0.2%
25,000	Home Depot Inc.	1,026,000

	TOTAL CONSUMER DISCRETIONARY	17,305,880

CONSUMER STAPLES - 11.3%
Beverages - 3.0%
85,000	Coca-Cola Co.	3,636,300
237,377	PepsiCo Inc.	14,024,233

	Total Beverages	17,660,533

Food Products - 4.5%
1,948	Aurora Foods Inc. (a)(b)	0
80,000	Campbell Soup Co.	2,328,000
120,000	General Mills Inc.	5,791,200
145,000	H.J. Heinz Co.	5,147,500
50,000	Hershey Co.	2,841,500
90,000	Kraft Foods Inc., Class A Shares	2,547,000
110,000	Wm. Wrigley Jr. Co.	7,645,000

	Total Food Products	26,300,200

Household Products - 3.8%
100,000	Kimberly-Clark Corp.	5,684,000
296,875	Procter & Gamble Co.	16,622,031

	Total Household Products	22,306,031

	TOTAL CONSUMER STAPLES	66,266,764

ENERGY - 6.7%
Energy Equipment & Services - 1.6%
100,000	Schlumberger Ltd.	9,077,000

Oil, Gas & Consumable Fuels - 5.1%
150,000	BP PLC, Sponsored ADR	9,960,000
168,000	Canadian Natural Resources Ltd.	6,923,280
235,918	Exxon Mobil Corp.	13,244,437

	Total Oil, Gas & Consumable Fuels	30,127,717

	TOTAL ENERGY	39,204,717

FINANCIALS - 8.2%
Capital Markets - 1.0%
100,000	Bank of New York Co. Inc.	3,129,000
50,000	Morgan Stanley	2,720,500

	Total Capital Markets	5,849,500

Commercial Banks - 3.0%
70,000	Bank of America Corp.	3,061,800
25,000	M&T Bank Corp.	2,689,500
75,000	U.S. Bancorp	2,218,500
159,005	Wells Fargo & Co.	9,572,101

	Total Commercial Banks	17,541,901

Diversified Financial Services - 1.2%
198,000	JPMorgan Chase & Co.	7,250,760

Insurance - 2.8%
25,000	Lincoln National Corp.	1,265,250
150,000	Old Republic International Corp.	3,886,500

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES	SECURITY	VALUE
Insurance - 2.8% (continued)
250,000	St. Paul Travelers Cos. Inc.	$11,257,500

	Total Insurance	16,409,250

Thrifts & Mortgage Finance - 0.2%
75,000	Brookline Bancorp Inc.	1,053,750

	TOTAL FINANCIALS	48,105,161

HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 1.2%
110,000	C.R. Bard Inc.	6,861,800

Pharmaceuticals - 6.2%
80,000	Eli Lilly & Co.	3,983,200
226,690	Johnson & Johnson	14,195,328
135,000	Merck & Co. Inc.	3,809,700
50,000	Novartis AG, Sponsored ADR	2,691,000
300,000	Pfizer Inc.	6,522,000
125,000	Wyeth	5,570,000

	Total Pharmaceuticals	36,771,228

	TOTAL HEALTH CARE	43,633,028

INDUSTRIALS - 12.2%
Aerospace & Defense - 3.7%
120,000	Honeywell International Inc.	4,104,000
75,000	Lockheed Martin Corp.	4,542,000
766	Northrop Grumman Corp.	41,096
150,000	Raytheon Co.	5,542,500
150,000	United Technologies Corp.	7,692,000

	Total Aerospace & Defense	21,921,596

Air Freight & Logistics - 0.3%
25,000	United Parcel Service Inc., Class B Shares	1,823,500

Building Products - 0.9%
185,000	Masco Corp.	5,272,500

Commercial Services & Supplies - 1.5%
45,000	Avery Dennison Corp.	2,549,250
50,000	Pitney Bowes Inc.	2,104,000
150,000	Waste Management Inc.	4,426,500

	Total Commercial Services & Supplies	9,079,750

Electrical Equipment - 0.4%
100,000	American Power Conversion Corp.	2,139,000

Industrial Conglomerates - 4.9%
166,000	3M Co.	12,612,680
415,000	General Electric Co.	14,072,650
70,000	Tyco International Ltd.	1,847,300

	Total Industrial Conglomerates	28,532,630

Road & Rail - 0.5%
50,000	Burlington Northern Santa Fe Corp.	3,103,000

	TOTAL INDUSTRIALS	71,871,976

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
203,190	Motorola Inc.	4,502,690

Computers & Peripherals - 0.9%
125,000	Hewlett-Packard Co.	3,505,000
25,000	International Business Machines Corp.	2,047,000

	Total Computers & Peripherals	5,552,000

IT Services - 0.8%
100,000	Automatic Data Processing Inc.	4,666,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES		SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 0.0%
319		Freescale Semiconductor Inc., Class B Shares*	$7,618

Software - 0.6%
145,000		Microsoft Corp.	3,726,500

		TOTAL INFORMATION TECHNOLOGY	18,454,808

MATERIALS - 7.2%
Chemicals - 3.8%
150,000		Dow Chemical Co.	6,879,000
212,000		E.I. du Pont de Nemours & Co.	8,838,280
115,000		PPG Industries Inc.	6,896,550

		Total Chemicals	22,613,830

Metals & Mining - 1.9%
140,005		Alcoa Inc.	3,400,721
50,000		Rio Tinto PLC, Sponsored ADR	7,631,000

		Total Metals & Mining	11,031,721

Paper & Forest Products - 1.5%
100,000		International Paper Co.	2,918,000
90,000		Weyerhaeuser Co.	5,700,600

		Total Paper & Forest Products	8,618,600

		TOTAL MATERIALS	42,264,151

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
65,000		SBC Communications Inc.	1,550,250
105,000		Verizon Communications Inc.	3,308,550

		TOTAL TELECOMMUNICATION SERVICES	4,858,800

UTILITIES - 2.9%
Electric Utilities - 1.0%
140,000		Cinergy Corp.	5,586,000

Multi-Utilities - 1.9%
70,000		Ameren Corp.	3,682,000
115,000		KeySpan Corp.	3,975,550
150,000		NiSource Inc.	3,547,500

		Total Multi-Utilities	11,205,050

		TOTAL UTILITIES	16,791,050

		TOTAL COMMON STOCKS (Cost - $310,434,794)	368,756,335

CONVERTIBLE PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
243		Alamosa Holdings Inc., Series B, 7.500% due 7/31/13	268,151
6,100		Crown Castle International Corp., 6.250% due 8/15/12	314,150

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $259,300)	582,301

FACE AMOUNT	RATING‡
CORPORATE BONDS & NOTES - 17.1%
Aerospace & Defense - 0.3%
$950,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	998,007
125,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	131,250
200,000	B+	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	200,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Aerospace & Defense - 0.3% (continued)
$350,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	$360,500

		Total Aerospace & Defense	1,689,757

Airlines - 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
96,410	B+	Series 2000-2, Class C, 8.312% due 4/2/11	82,817
510,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	445,033
		United Airlines Inc., Pass-Through Certificates:
162,820	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (c)	97,261
245,469	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (c)	182,314
		Series 2001-1:
105,000	NR	Class B, 6.932% due 9/1/11 (c)	89,280
230,000	NR	Class C, 6.831% due 9/1/08 (c)	146,242

		Total Airlines	1,042,947

Auto Components - 0.4%
135,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	135,000
175,000	C(d)	Delphi Corp., Senior Notes, 6.500% due 8/15/13 (c)	122,062
1,500,000	A	Johnson Controls Inc., Senior Unsecured Notes, 5.000% due 11/15/06	1,499,649
200,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	195,500
200,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	216,000

		Total Auto Components	2,168,211

Automobiles - 0.2%
		Ford Motor Co.:
		Debentures:
100,000	BB+	6.625% due 10/1/28	69,000
65,000	BB+	8.900% due 1/15/32	53,463
1,175,000	BB+	Notes, 7.450% due 7/16/31	869,500
		General Motors Corp., Senior Debentures:
175,000	BB-	8.250% due 7/15/23	129,937
450,000	BB-	8.375% due 7/15/33	335,812

		Total Automobiles	1,457,712

Beverages - 0.0%
175,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	179,813

Building Products - 0.3%
90,000	CCC+	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	84,150
1,250,000	BBB+	Masco Corp., Bonds, 6.500% due 8/15/32	1,347,535
150,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	144,000

		Total Building Products	1,575,685

Capital Markets - 0.3%
195,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	215,475
1,465,000	A	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	1,384,343

		Total Capital Markets	1,599,818

Chemicals - 0.6%
190,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	202,588
150,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	168,000
100,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (e)	98,875
200,000	B+	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	208,000
225,000	B	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	250,875

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 0.6% (continued)
$290,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	$309,937
385,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	406,175
335,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	375,200
135,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	150,356
200,000	BB+	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	192,000
230,000	B-	OM Group Inc., 9.250% due 12/15/11	222,525
275,000	B-	PQ Corp., 7.500% due 2/15/13 (e)	254,375
225,000	B-	Resolution Performance Products Inc./RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	228,375
		Rhodia SA:
50,000	CCC+	Senior Notes, 10.250% due 6/1/10	53,500
250,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	237,500
130,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	139,750

		Total Chemicals	3,498,031

Commercial Banks - 0.4%
1,225,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (e)	1,563,341
975,000	BBB-	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	991,538

		Total Commercial Banks	2,554,879

Commercial Services & Supplies - 0.2%
100,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	95,933
485,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	506,825
235,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	249,100
125,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	123,594

		Total Commercial Services & Supplies	975,452

Communications Equipment - 0.2%
675,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	580,500
500,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	501,250

		Total Communications Equipment	1,081,750

Computers & Peripherals - 0.0%
75,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (e)	76,500

Consumer Finance - 0.2%
1,000,000	A+	American Express Co., 5.500% due 9/12/06	1,006,813

Containers & Packaging - 0.4%
225,000	NR	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (c)	144,000
205,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	212,175
275,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	248,187
225,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	217,125
750,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	787,500
95,000	C	Pliant Corp., Senior Subordinated Notes, 13.000% due 6/1/10	14,250
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (e)	351,547
350,000	B	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	312,375
140,000	C	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	63,000

		Total Containers & Packaging	2,350,159

Diversified Consumer Services - 0.1%
		Service Corp. International:

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Consumer Services - 0.1% (continued)
$250,000	BB	Debentures, 7.875% due 2/1/13	$264,375
610,000	BB	Senior Notes, 6.500% due 3/15/08	616,100

		Total Diversified Consumer Services	880,475

Diversified Financial Services - 2.2%
193,000	CCC+	Alamosa Delaware Inc., Senior Discount Notes, step bond to yield 11.437% due 7/31/09	212,300
1,000,000	BBB-	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12	957,839
95,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	95,475
1,250,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	1,201,828
1,000,000	A-	EnCana Holdings Finance Corp., 5.800% due 5/1/14	1,041,194
		Ford Motor Credit Co.:
5,000	BB+	Notes, 7.875% due 6/15/10	4,817
875,000	BB+	Senior Notes, 7.250% due 10/25/11	816,449
1,500,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 3.984% due 6/22/07 (f)	1,501,941
		General Motors Acceptance Corp.:
50,000	BB	Bonds, 8.000% due 11/1/31	51,760
		Notes:
25,000	BB	7.250% due 3/2/11	24,617
575,000	BB	6.750% due 12/1/14	550,748
1,000,000	A	HSBC Finance Corp., Notes, 8.000% due 7/15/10	1,117,476
1,250,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	1,226,616
1,500,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (e)	1,456,516
150,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (e)	144,750
1,000,000	BBB+	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	1,104,285
1,365,000	A-	Textron Financial Corp., Medium-Term Notes, Series E, 4.600% due 5/3/10	1,339,997

		Total Diversified Financial Services	12,848,608

Diversified Telecommunication Services - 0.8%
455,000	NR	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 16.193% due 2/1/10 (a)(b)(c)	0
100,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (e)(f)	101,750
125,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (e)	82,813
25,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	27,750
225,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	221,625
50,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	52,625
81,000	B+	PanAmSat Corp., 9.000% due 8/15/14	85,658
390,000	BB	Qwest Corp., Notes, 8.875% due 3/15/12	429,975
		Qwest Services Corp., Senior Secured Notes:
200,000	B	13.500% due 12/15/10	229,500
313,000	B	14.000% due 12/15/14	380,686
1,450,000	A+	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11 (e)	1,540,296
1,500,000	A+	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13	1,499,056

		Total Diversified Telecommunication Services	4,651,734

Electric Utilities - 0.6%
1,250,000	A	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	1,176,719
		Edison Mission Energy, Senior Notes:
380,000	B+	10.000% due 8/15/08	418,950
75,000	B+	9.875% due 4/15/11	87,750
930,000	BBB+	Entergy Gulf States Inc., First Mortgage, 5.700% due 6/1/15	897,651
210,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	247,800

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities - 0.6% (continued)
$425,000	B+	Reliant Energy Inc., Senior Secured Notes, 9.500% due 7/15/13	$454,750

		Total Electric Utilities	3,283,620

Electrical Equipment - 0.1%
650,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	668,246

Energy Equipment & Services - 0.0%
44,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (e)	45,320
225,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	246,938

		Total Energy Equipment & Services	292,258

Food & Staples Retailing - 0.3%
275,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	256,437
855,000	BBB-	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	881,573
700,000	BBB-	YUM! Brands Inc., Senior Notes, 8.875% due 4/15/11	816,253

		Total Food & Staples Retailing	1,954,263

Food Products - 0.2%
150,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates\Series 2001 A-2, 8.620% due 1/2/25	167,344
225,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	228,375
		Doane Pet Care Co.:
200,000	CCC+	Senior Notes, 10.750% due 3/1/10	216,500
30,000	CCC+	Senior Subordinated Notes, 9.750% due 5/15/07	30,037
200,000	B+	Pilgrim’s Pride Corp., Senior Subordinated Notes, 9.250% due 11/15/13	220,500
275,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	255,750

		Total Food Products	1,118,506

Health Care Equipment & Supplies - 0.0%
225,000	Caa(g)	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	264,375

Health Care Providers & Services - 1.0%
175,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	182,875
125,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	127,187
100,000	B	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	107,000
		HCA Inc., Notes:
900,000	BB+	7.125% due 6/1/06	914,260
100,000	BB+	6.375% due 1/15/15	98,624
1,000,000	BBB	Humana Inc., Senior Notes, 6.300% due 8/1/18	1,041,288
325,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	334,750
225,000	B-	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (e)	232,875
		Tenet Healthcare Corp., Senior Notes:
450,000	B	7.375% due 2/1/13	401,625
25,000	B	9.875% due 7/1/14	24,312
275,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	276,375
1,130,000	A	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	1,099,071
998,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	1,008,201

		Total Health Care Providers & Services	5,848,443

Hotels, Restaurants & Leisure - 1.0%
58,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	55,245
185,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	197,950
200,000	CCC+	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	200,500
250,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	247,812
490,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	537,775

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 1.0% (continued)
$375,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.709% due 3/15/14	$267,187
225,000	B-	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	230,625
275,000	B-	Gaylord Entertainment Co., Notes, 6.750% due 11/15/14	266,750
225,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	233,438
200,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	215,000
250,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	237,500
225,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (e)	214,875
200,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	190,500
25,000	CCC+	LCE Corp., Senior Subordinated Notes, 9.000% due 8/1/14	24,188
125,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	125,625
		MGM MIRAGE Inc.:
140,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	144,550
		Senior Subordinated Notes:
100,000	B+	9.750% due 6/1/07	105,500
360,000	B+	8.375% due 2/1/11	382,500
390,000	B+	Series B, 10.250% due 8/1/07	417,300
125,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	125,625
250,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	249,375
150,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	144,000
225,000	CCC+	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	220,500
		Six Flags Inc., Senior Notes:
100,000	CCC	9.750% due 4/15/13	100,000
125,000	CCC	9.625% due 6/1/14	124,375
200,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	202,500
250,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	258,750

		Total Hotels, Restaurants & Leisure	5,719,945

Household Durables - 0.5%
850,000	BBB	Centex Corp., Senior Notes, 5.125% due 10/1/13	807,152
		Interface Inc.:
150,000	B-	Senior Notes, 10.375% due 2/1/10	162,375
50,000	CCC	Senior Subordinated Notes, 9.500% due 2/1/14	50,000
1,000,000	BBB-	MDC Holdings Inc., Senior Unsecured Notes, 5.500% due 5/15/13	964,953
680,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	737,800
125,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	127,500
185,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	191,475

		Total Household Durables	3,041,255

Household Products - 0.2%
975,000	AA-	Colgate-Palmolive Co., 5.340% due 3/27/06	978,933

Independent Power Producers & Energy Traders - 0.4%
		AES Corp., Senior Notes:
75,000	B-	9.500% due 6/1/09	81,000
400,000	B-	7.750% due 3/1/14	417,000
		Calpine Corp.:
250,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (e)	176,250
195,000	CCC	Senior Notes, 8.750% due 7/15/07	118,950
250,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (e)	174,375
725,000	B-	Dynegy Holdings Inc., Senior Secured Notes, 10.125% due 7/15/13 (e)	801,125
291,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	318,645

		Total Independent Power Producers & Energy Traders	2,087,345

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Conglomerates - 0.1%
$270,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (b)	$229,500
100,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	105,750

		Total Industrial Conglomerates	335,250

Insurance - 0.7%
1,500,000	A-	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06	1,480,698
1,000,000	BBB	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	965,398
645,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	688,209
1,000,000	BBB+	Unitrin Inc., Senior Notes, 4.875% due 11/1/10	977,046

		Total Insurance	4,111,351

IT Services - 0.0%
225,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	235,688

Machinery - 0.1%
200,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	211,500
375,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14	275,625
140,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	150,150
225,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	208,125

		Total Machinery	845,400

Media - 1.4%
418,845	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	440,834
		CCH I Holdings LLC:
		Senior Accreting Notes:
630,000	CCC-	Step bond to yield 18.099% due 5/15/14 (e)	403,200
405,000	CCC-	Step bond to yield 17.231% due 1/15/14 (e)	307,800
306,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (e)	278,460
125,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (e)	125,938
75,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)(k)	75,000
850,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	980,496
		CSC Holdings Inc.:
130,000	BB-	Senior Notes, Series B, 7.625% due 4/1/11	130,975
495,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	533,362
650,000	B	Dex Media Inc., Discount Notes, step bond to yield 7.839% due 11/15/13	507,000
400,000	BB-	DIRECTV Holdings LLC, 6.375% due 6/15/15	394,500
377,000	BB-	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09	396,793
645,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 11.799% due 2/15/11	665,962
250,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	245,625
1,015,000	BBB	News America Inc., 6.200% due 12/15/34	981,278
225,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	200,250
150,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	165,750
935,000	B+	Rogers Cablesystems Ltd., Senior Subordinated Debentures, 11.000% due 12/1/15	991,100
275,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.750% due 12/15/11	290,125

		Total Media	8,114,448

Metals & Mining - 0.1%
225,000	B	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	246,938

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Metals & Mining - 0.1% (continued)
$100,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (e)	$91,750
325,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	375,152

		Total Metals & Mining	713,840

Multi-Utilities - 0.2%
75,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	82,635
1,000,000	BBB+	United Utilities PLC, Bonds, 4.550% due 6/19/18	894,575

		Total Multi-Utilities	977,210

Multiline Retail - 0.1%
112,000	BB+	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	128,428
100,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (e)	97,000
132,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	144,540

		Total Multiline Retail	369,968

Office Electronics - 0.0%
125,000	B-	Xerox Capital Trust I, 8.000% due 2/1/27	129,375

Oil, Gas & Consumable Fuels - 0.6%
		Chesapeake Energy Corp., Senior Notes:
350,000	BB	6.625% due 1/15/16 (e)	350,875
200,000	BB	6.250% due 1/15/18 (e)	195,000
123,000	B+	Cimarex Energy Co., 9.600% due 3/15/12	133,455
800,000	B-	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	798,000
200,000	B	EXCO Resources Inc., 7.250% due 1/15/11	203,000
202,000	AA+(d)	Pennzoil-Quaker State Co., Senior Notes, 10.000% due 11/1/08	212,104
170,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	182,325
105,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	110,513
180,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	189,450
250,000	B	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	261,250
220,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	236,500
250,000	BB-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	270,625
		Williams Cos. Inc.:
550,000	B+	Notes, 8.750% due 3/15/32	637,312
50,000	B+	Senior Notes, 7.625% due 7/15/19	53,250

		Total Oil, Gas & Consumable Fuels	3,833,659

Paper & Forest Products - 0.4%
		Abitibi-Consolidated Inc.:
215,000	BB-	Debentures, 8.850% due 8/1/30	180,600
125,000	BB-	Notes, 7.750% due 6/15/11	116,563
		Appleton Papers Inc.:
50,000	BB-	Senior Notes, 8.125% due 6/15/11	47,875
175,000	B+	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	165,375
100,000	B-	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	92,500
		Buckeye Technologies Inc., Senior Subordinated Notes:
10,000	B	9.250% due 9/15/08	10,050
645,000	B	8.000% due 10/15/10	612,750
125,000	BB+	Domtar Inc., Notes, 7.125% due 8/15/15	106,250
800,000	BBB	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	864,366

		Total Paper & Forest Products	2,196,329

Personal Products - 0.0%
175,000	CCC+	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	132,125

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pharmaceuticals - 0.0%
$225,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	$220,500

Real Estate - 0.3%
660,000	B+	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	692,175
750,000	BBB-	iStar Financial Inc., Senior Notes, 6.000% due 12/15/10	759,541
		MeriStar Hospitality Corp., Senior Notes:
200,000	CCC+	9.000% due 1/15/08	207,750
50,000	CCC+	9.125% due 1/15/11	53,562

		Total Real Estate	1,713,028

Road & Rail - 0.1%
672,395	A	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	677,152

Semiconductors & Semiconductor Equipment - 0.1%
		Amkor Technology Inc.:
400,000	B-	Senior Notes, 7.125% due 3/15/11	348,000
160,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	137,600

		Total Semiconductors & Semiconductor Equipment	485,600

Specialty Retail - 0.5%
50,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (e)	49,750
95,000	B	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	81,225
175,000	CCC+	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	147,438
200,000	B	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	199,000
1,275,000	AA	Home Depot Inc., Senior Notes, 5.375% due 4/1/06	1,278,798
1,020,000	A+	Lowe’s Cos. Inc., Notes, 7.500% due 12/15/05	1,023,277

		Total Specialty Retail	2,779,488

Textiles, Apparel & Luxury Goods - 0.1%
100,000	B-	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	94,000
		Levi Strauss & Co., Senior Notes:
50,000	B-	8.804% due 4/1/12 (f)	49,875
55,000	B-	12.250% due 12/15/12	60,638
200,000	B-	9.750% due 1/15/15	203,000
125,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	128,750
400,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (e)	198,000

		Total Textiles, Apparel & Luxury Goods	734,263

Thrifts & Mortgage Finance - 0.4%
900,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	913,214
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,318,750

		Total Thrifts & Mortgage Finance	2,231,964

Wireless Telecommunication Services - 0.8%
1,525,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31 (h)	1,994,567
475,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	503,177
202,000	BB-	Nextel Partners Inc., Senior Notes, 12.500% due 11/15/09	216,645
250,000	B-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	273,750
1,000,000	A-	Sprint Capital Corp., Senior Notes, 6.875% due 11/15/28	1,069,367

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services - 0.8% (continued)
$800,000	CCC	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	$878,000

		Total Wireless Telecommunication Services	4,935,506

		TOTAL CORPORATE BONDS & NOTES (Cost - $99,795,295)	100,667,677
ASSET-BACKED SECURITIES - 2.5%
Automobiles - 1.2%
2,850,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A4, 2.870% due 2/7/11	2,793,632
2,500,000	AAA	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (e)(h)	2,432,228
1,750,000	AAA	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	1,711,294

		Total Automobiles	6,937,154

Credit Card - 0.3%
2,075,000	AAA	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09	2,073,248

Diversified Financial Services - 0.3%
2,750,745	D	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (a)(b)(c)	0
1,875,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	1,928,508

		Total Diversified Financial Services	1,928,508

Home Equity - 0.7%
2,325,000	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	2,293,721
1,400,000	Aaa(g)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35	1,377,331
221,287	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 4.458% due 2/25/33 (f)	221,966

		Total Home Equity	3,893,018

		TOTAL ASSET-BACKED SECURITIES (Cost - $18,002,754)	14,831,928

FACE AMOUNT
MORTGAGE-BACKED SECURITIES - 10.0%
FHLMC - 3.1%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
2,062,911		4.000% due 12/1/07	2,025,503
5,500,000		5.000% due 11/1/20-11/1/35 (i)(j)	5,377,343
7,075,000		5.500% due 11/1/20-11/1/35 (i)(j)	7,026,493
3,500,000		6.000% due 11/1/35 (i)(j)	3,535,000

		TOTAL FHLMC	17,964,339

FNMA - 5.8%
		Federal National Mortgage Association (FNMA):
1,500,000		6.250% due 2/1/11	1,582,137
3,400,000		4.500% due 11/1/20 (i)(j)	3,288,439
9,075,000		5.000% due 11/1/20-11/1/35 (i)(j)	8,770,780
10,050,000		5.500% due 11/1/20-11/1/35 (i)(j)	9,956,590
1,118,327		6.500% due 4/1/29-5/1/29	1,152,236
85,485		8.500% due 10/1/30	92,853
1,255,609		7.500% due 7/1/32	1,325,733
6,000,000		6.000% due 11/1/35 (i)(j)	6,052,500
2,000,000		6.500% due 11/1/35 (i)(j)	2,053,124

		TOTAL FNMA	34,274,392

GNMA - 1.1%
		Government National Mortgage Association (GNMA):

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT		SECURITY	VALUE
GNMA - 1.1% (continued)
$2,302,144		7.000% due 2/15/24-7/15/31	$2,430,573
3,000,000		5.500% due 11/1/35 (i)(j)	2,996,250
1,250,000		5.000% due 11/1/35 (i)(j)	1,219,531

		TOTAL GNMA	6,646,354

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $60,317,593)	58,885,085

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.5%
U.S. Government Agency - 0.5%
2,500,000		Federal National Mortgage Association (FNMA), 6.625% due 11/15/10	2,700,217

U.S. Government Obligations - 5.0%
		U.S. Treasury Bonds:
2,900,000		7.250% due 5/15/16	3,520,330
3,660,000		8.750% due 8/15/20	5,180,046
2,350,000		5.500% due 8/15/28	2,570,590
895,000		5.375% due 2/15/31	976,390
		U.S. Treasury Notes:
3,500,000		5.750% due 11/15/05	3,503,419
9,300,000		3.375% due 10/15/09	8,942,536
5,035,000		4.250% due 8/15/13	4,939,219

		Total U.S. Government Obligations	29,632,530

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $32,650,960)	32,332,747

FACE AMOUNT	RATING‡
SOVEREIGN BONDS - 0.4%
Canada - 0.2%
1,225,000	AA	Province of Ontario, Unsecured Note, 3.282% due 3/28/08	1,183,098

Mexico - 0.2%
1,200,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	1,298,954

		TOTAL SOVEREIGN BONDS (Cost - $2,437,446)	2,482,052

WARRANT
WARRANTS(a)(b)(e) - 0.0%
Commercial Services & Supplies - 0.0%
505		Merrill Corp., Class B Shares, Expires 5/1/09*	0

Containers & Packaging - 0.0%
95		Pliant Corp., Expires 6/1/10*	1

Diversified Telecommunication Services - 0.0%
455		GT Group Telecom Inc., Class B Shares, Expires 2/1/10*	0

Internet Software & Services - 0.0%
505		Cybernet Internet Services International Inc., Expires 7/1/09*	0

Wireless Telecommunication Services - 0.0%
485		IWO Holdings Inc., Expires 1/15/11*	0

		TOTAL WARRANTS (Cost - $194,409)	1

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $524,092,551)	578,538,126

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS(h) - 9.4%
Repurchase Agreements - 9.4%
$15,624,000	Interest in $442,372,000 joint tri-party repurchase agreement dated 10/31/05 with Morgan Stanley, 3.990% due 11/1/05; Proceeds at maturity - $15,625,732; (Fully collateralized by various U.S. government agency obligations 0.000% to 6.000% due 11/28/06 to 7/21/25; Market value - $16,008,764)	$15,624,000
20,000,000	Interest in $572,678,000 joint tri-party repurchase agreement dated 10/31/05 with Deutche Bank Securities Inc., 4.000% due 11/1/05; Proceeds at maturity - $20,002,222; (Fully collateralized by various U.S. government agency obligations 0.000% to 7.125% due 11/28/05 to 1/15/30; Market value - $20,400,114)	20,000,000
20,000,000	Interest in $689,187,000 joint tri-party repurchase agreement dated 10/31/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.000% due 11/1/05; Proceeds at maturity - $20,002,222; (Fully collateralized by U.S. Treasury obligations, 0.000% to 3.750% due 11/3/05 to 5/15/08; Market value - $20,400,045)	20,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $55,624,000)	55,624,000

	TOTAL INVESTMENTS - 107.7% (Cost - $579,716,551#)	634,162,126
	Liabilities in Excess of Other Assets - (7.7)%	(45,514,627)

	TOTAL NET ASSETS - 100.0%	$588,647,499

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

*	Non-income producing security.

(a)	Security is fair valued at October 31, 2005 in accordance with the policies adopted by the Board of Trustees (see Note 1).

(b)	Illiquid security.

(c)	Security is currently in default.

(d)	Rating by Fitch Ratings. All ratings are unaudited.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2005.

(g)	Rating by Moody’s Investors Service. All ratings are unaudited.

(h)	All or a portion of this security is segregated as collateral for mortgage dollar rolls.

(i)	This security is traded on a “to-be-announced” basis.

(j)	All or a portion of this security is acquired under mortgage dollar roll agreement (See Note 2).

(k)	All or a portion of this security is segregated as collateral for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 15 and 16 for definitions of Ratings.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Dividend and Income Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Income Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,816,245
Gross unrealized depreciation	(20,370,670)

Net unrealized appreciation	$54,445,575

During the period ended October 31, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $159,127,082. For the period ended October 31, 2005, the Fund recorded interest income of $180,597 related to such transactions. As of October 31, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $49,318,822 for scheduled settlement of November 17, 2005.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2005

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	December 29, 2005